VIA EDGAR	May 20, 2011
Filing Desk
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Gabelli Utilities Fund: File Nos. 333-81209 and 811-09397
Dear Sir or Madam:
     On behalf of The Gabelli Utilities Fund (the “Fund”) and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated April 29, 2011. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Fund.
     If you have any questions concerning this filing, please call me at 914-921-5105.

Sincerely,
/s/ Bruce N. Alpert
Bruce N. Alpert

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase